Stock-Based Compensation (Details) - Schedule of Black-scholes Option Pricing Model to Estimate the Fair Value of Stock Options - 2020 Plan [Member]	12 Months Ended
	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of Black-scholes Option Pricing Model to Estimate the Fair Value of Stock Options [Line Items]
Expected life of options (in years)	6 years 1 month 6 days	[1]
Dividend yield	0.00%	[2]
Risk-free interest rate	2.75%	[3]
Volatility	56.20%	[4]

[1]	The expected life of options is the average of the contractual term of the options and the vesting period.
[2]	No cash dividends have been declared on the Company’s common stock since the Company’s inception, and the Company currently does not anticipate declaring or paying cash dividends over the expected life of the options.
[3]	The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.
[4]	Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.